Financial instruments and related disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary Disclosure of credit risk exposure

2024	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below /unrated £m	Total £m
Bank balances and deposits	–	36	2,450	80	24	2,590
US Treasury and Treasury repo only money market funds	300	–	–	–	–	300
Liquidity funds	980	–	–	–	–	980
Government securities	–	21	–	–	–	21
Third-party financial derivatives	–	–	110	–	–	110
Total	1,280	57	2,560	80	24	4,001

2023	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below /unrated £m	Total £m
Bank balances and deposits	–	28	1,815	55	44	1,942
US Treasury and Treasury repo only money market funds	155	–	–	–	–	155
Liquidity funds	839	–	–	–	–	839
Government securities	–	42	–	–	–	42
Third-party financial derivatives	–	–	130	–	–	130
Total	994	70	1,945	55	44	3,108

Summary of Financial Assets and Liabilities

		2024		2023
	Notes	Carrying amount £m	Fair value £m	Carrying amount £m	Fair value £m

Financial assets measured at amortised cost:
Other non-current assets	b	5	5	9	9
Trade and other receivables	b	3,733	3,733	3,829	3,829
Liquid investments		21	21	42	42
Cash and cash equivalents		2,590	2,590	1,942	1,942

Financial assets measured at fair value through other comprehensive income (FVTOCI):
Other investments designated at FVTOCI	a	843	843	931	931
Trade and other receivables	a,b	2,163	2,163	2,541	2,541

Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Current equity investments and other investments	a	257	257	2,410	2,410
Other non-current assets	a,b	31	31	18	18
Trade and other receivables	a,b	53	53	23	23
Held for trading derivatives that are not in a designated and effective hedging relationship	a,d,e	75	75	98	98
Cash and cash equivalents	a	1,280	1,280	994	994

Derivatives designated and effective as hedging instruments (fair value movements through other comprehensive income)	a,d,e	35	35	32	32
Total financial assets		11,086	11,086	12,869	12,869

Financial liabilities measured at amortised cost:
Borrowings excluding obligations under lease liabilities:
– bonds in a designated hedging relationship	d	(5,346)	(5,278)	(5,348)	(5,233)
– other bonds		(9,774)	(9,597)	(10,456)	(10,762)
– bank loans and overdrafts		(762)	(762)	(191)	(191)
– commercial paper in a designated hedging relationship		–	–	(148)	(148)
– other commercial paper		–	–	(667)	(667)
– other borrowings		(2)	(2)	(1)	(1)
Total borrowings excluding lease liabilities	f	(15,884)	(15,639)	(16,811)	(17,002)
Trade and other payables	c	(13,160)	(13,160)	(13,383)	(13,383)
Other provisions	c	(182)	(182)	(199)	(199)
Other non-current liabilities	c	(46)	(46)	(54)	(54)

Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):
Contingent consideration liabilities	a,c	(7,280)	(7,280)	(6,662)	(6,662)
Held for trading derivatives that are not in a designated and effective hedging relationship	a,d,e	(35)	(35)	(78)	(78)

Derivatives designated and effective as hedging instruments (fair value movements through other comprehensive income)	a,d,e	(157)	(157)	(36)	(36)
Total financial liabilities excluding lease liabilities		(36,744)	(36,499)	(37,223)	(37,414)

Net financial assets and financial liabilities excluding lease liabilities		(25,658)	(25,413)	(24,354)	(24,545)

Disclosure of fair value measurement [text block]

At 31 December 2024	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value
Financial assets measured at fair value through other comprehensive income (FVTOCI):
Other investments designated at FVTOCI	646	–	197	843
Trade and other receivables	–	2,163	–	2,163
Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Current equity investments and other investments	–	–	257	257
Other non-current assets	–	–	31	31
Trade and other receivables	–	51	2	53
Held for trading derivatives that are not in a designated and effective hedging relationship	–	75	–	75
Cash and cash equivalents	1,280	–	–	1,280
Derivatives designated and effective as hedging instruments (fair value movements through OCI)	–	35	–	35
	1,926	2,324	487	4,737
Financial liabilities at fair value
Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):
Contingent consideration liabilities	–	–	(7,280)	(7,280)
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(35)	–	(35)
Derivatives designated and effective as hedging instruments (fair value movements through OCI)	–	(157)	–	(157)
	–	(192)	(7,280)	(7,472)

At 31 December 2023	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value
Financial assets measured at fair value through other comprehensive income (FVTOCI):
Other investments designated at FVTOCI	741	–	190	931
Trade and other receivables	–	2,541	–	2,541
Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Current equity investments and other investments	2,204	–	206	2,410
Other non-current assets	–	–	18	18
Trade and other receivables	–	23	–	23
Held for trading derivatives that are not in a designated and effective hedging relationship	–	98	–	98
Cash and cash equivalents	994	–	–	994
Derivatives designated and effective as hedging instruments (fair value movements through OCI)	–	32	–	32
	3,939	2,694	414	7,047
Financial liabilities at fair value
Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):
Contingent consideration liabilities	–	–	(6,662)	(6,662)
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(78)	–	(78)
Derivatives designated and effective as hedging instruments (fair value movements through OCI)	–	(36)	–	(36)
	–	(114)	(6,662)	(6,776)
Movements in the year for financial instruments measured using Level 3 valuation methods are presented below:

	2024 £m	2023 £m
At 1 January	(6,248)	(6,411)
Exchange adjustments	(1)	–
Net losses recognised in the income statement	(1,733)	(863)
Net losses recognised in other comprehensive income	(42)	(142)
Contingent consideration related to business acquisitions in the period	(104)	–
Settlement of contingent consideration liabilities	1,254	1,145
Additions	111	57
Disposals and settlements	(30)	(25)
Transfers from Level 3	–	(9)
At 31 December	(6,793)	(6,248)

Reconciliation of financial instruments with Trade and other receivables and Other non-current assets

				2024						2023
	At FVTPL £m	At FVTOCI £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m	At FVTPL £m	At FVTOCI £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m
Trade and other receivables (Note 26)	53	2,163	3,733	5,949	887	6,836	23	2,541	3,829	6,393	992	7,385
Other non-current assets (Note 24)	31	–	5	36	1,906	1,942	18	–	9	27	1,557	1,584
	84	2,163	3,738	5,985	2,793	8,778	41	2,541	3,838	6,420	2,549	8,969

Reconciliation of Financial Instruments Within Trade and Other Payables, Other Provisions, Other Non-current Liabilities and Contingent Consideration Liabilities

			2024					2023
	At FVTPL £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m	At FVTPL £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m
Trade and other payables (Note 29)	–	(13,160)	(13,160)	(2,175)	(15,335)	–	(13,383)	(13,383)	(2,461)	(15,844)
Other provisions (Note 32)	–	(182)	(182)	(2,353)	(2,535)	–	(199)	(199)	(1,040)	(1,239)
Contingent consideration liabilities (Note 33)	(7,280)	–	(7,280)	–	(7,280)	(6,662)	–	(6,662)	–	(6,662)
Other non-current liabilities (Note 34)	–	(46)	(46)	(1,054)	(1,100)	–	(54)	(54)	(1,053)	(1,107)
	(7,280)	(13,388)	(20,668)	(5,582)	(26,250)	(6,662)	(13,636)	(20,298)	(4,554)	(24,852)

Disclosure of Detailed Information about Derivative Instruments	The Group has the
following derivative financial instruments:

	2024 Fair value		2023 Fair value
	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Current
Cash flow hedges – Foreign exchange contracts (net principal amount – £nil (2023: £175 million))	–	–	–	(2)
Net investment hedges – Foreign exchange contracts (net principal amount – £13,206 million (2023: £12,339 million))[1]	35	(157)	32	(34)
Derivatives designated and effective as hedging instruments	35	(157)	32	(36)
Non current
Foreign exchange contracts (net principal amount – £35 million (2023: £nil))	1	–	–	–
Current
Foreign exchange contracts (net principal amount – £8,676 million (2023: £10,375 million))	73	(35)	98	(78)
Embedded and other derivatives	1	–	–	–
Derivatives classified as held for trading	75	(35)	98	(78)
Total derivative instruments	110	(192)	130	(114)
(1)Includes options with net principal amount EUR 1.25 billion

Summary of Detailed Information of Foreign Exchange Forward Contracts, Swaps Outstanding and Related Hedged Items

					2024
Hedging instruments	Average exchange rate	Foreign currency	Net notional value £m	Carrying amount £m	Periodic change in value for calculating hedge ineffectiveness £m
Net investment hedges
Foreign exchange contracts
Sell foreign currency:
Less than 3 months	1.20	EUR	8,201	19	359
	197.82	JPY	84	(1)	13
	1.29	USD	2,417	(66)	(56)
	9.26	CNH	61	(1)	(1)
3 to 6 months	1.31	USD	1,827	(75)	(75)
Over 6 months	1.76	CAD	244	2	17
	1.67	SGD	164	–	3
	1.17	EUR	208	–	1
Borrowings:
Less than 3 months		EUR	–	–	42
3 to 6 months		EUR	623	(622)	28
Over 6 months		JPY	216	(216)	19
		EUR	4,524	(4,508)	157
			18,570	(5,468)	507

	2024
Hedged items	Periodic change in value for calculating hedge ineffectiveness £m	Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges £m	Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied £m
Net investment hedges
Net investment in foreign operations	(522)	(208)	–

	2023
Hedging instruments	Average exchange rate	Foreign currency	Net notional value £m	Carrying amount £m	Periodic change in value for calculating hedge ineffectiveness £m
Cash flow hedges
Foreign exchange contracts
Buy foreign currency:
Less than 3 months	1.27	USD	145	(1)	(1)
3 to 6 months	–	–	–	–	–
Over 6 months	1.25	USD	35	(1)	(1)
Sell foreign currency:
Less than 3 months	1.16	EUR	(5)	–	–
			175	(2)	(2)
44. Financial instruments and related disclosures continued

					2023
Hedging instruments	Average exchange rate	Foreign currency	Net notional value £m	Carrying amount £m	Periodic change in value for calculating hedge ineffectiveness £m
Net investment hedges
Foreign exchange contracts
Sell foreign currency:
Less than 3 months	1.15	EUR	9,146	(12)	126
	181.42	JPY	133	(1)	28
	1.27	USD	2,633	8	97
Over 6 months	1.67	CAD	260	2	10
	1.66	SGD	167	1	7
Borrowings:
Less than 3 months		EUR	148	(148)	12
3 to 6 months		–	–	–	–
Over 6 months		JPY	236	(235)	(3)
		EUR	5,127	(5,113)	125
			17,850	(5,498)	402

	2023
Hedged items	Periodic change in value for calculating hedge ineffectiveness £m	Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges £m	Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied £m
Cash flow hedges
Variability in cash flows from a highly probable forecast transaction	2	(2)	–
Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	–	–	–
Net investment hedges
Net investment in foreign operations	(402)	(725)	–
Interest rate swaps
Interest rate swap contract assets and liabilities are presented (when applicable) in the line ‘Derivative financial instruments’ (either as assets or liabilities) on the Consolidated balance sheet.
£16 million (2023: £21 million) of balances in the cash flow hedge reserve arise from hedge relationships for which hedge accounting is no longer applied.

Summary of Effectiveness of Hedging Relationships and Amounts Reclassified from Hedging Reserve to Profit or Loss	The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to profit or loss:

									2024
				Amount reclassified to profit or loss				Amount reclassified to balance sheet
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included		Due to hedged item affecting balance sheet £m	Line item in balance sheet in which reclassification adjustment is included
Cash flow hedges
Variability in cash flows from a highly probable forecast transaction	8	–	Finance income or expense	–	–	Finance income or expense		(6)	Intangible assets

Net investment hedges
Net investment in foreign operations	522	(15)	Finance income	–	5	Other income or expense		–	–
Time value of options	(4)	–	Finance income or expense	–	–	Other income or expense	–	–	–
44. Financial instruments and related disclosures continued

								2023
				Amount reclassified to profit or loss			Amount reclassified to balance sheet
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included	Due to hedged item affecting balance sheet £m	Line item in balance sheet in which reclassification adjustment is included
Cash flow hedges
Variability in cash flows from a highly probable forecast transaction	(41)	–	Finance income or expense	–	–	–	37	Intangible assets

Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	(1)	–	Finance income or expense	–	–	Finance income or expense	–	–
Net investment hedges
Net investment in foreign operations	402	–	Finance income or expense	–	7	Other income or expense	–	–
The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to profit or loss:

			2024
				Amount reclassified to profit or loss
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Due to hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included
Cash flow hedges
Pre-hedging of long-term interest rates: Matured in the past	–	–	Finance income or expense	–	4	Finance income or expense
44. Financial instruments and related disclosures continued

			2023
				Amount reclassified to profit or loss
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Due to hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included
Cash flow hedges
Pre-hedging of long-term interest rates:
Matured in the past	–	–	Finance income or expense	–	4	Finance income or expense

Summary of Offsetting of Financial Assets and Liabilities	The following tables set out the financial assets and liabilities that are offset, or subject to enforceable master netting arrangements and other similar agreements but not offset, as at 31 December 2024 and 31 December 2023. The column ‘Net amount’ shows the impact on the Group’s balance sheet if all offset rights were exercised.

31 December 2024	Gross financial assets/ (liabilities) £m	Gross financial (liabilities)/ assets set off £m	Net financial assets/ (liabilities) per balance sheet £m	Related amounts not set off in the balance sheet £m	Net £m
Financial assets
Trade and other receivables	5,950	(1)	5,949	–	5,949
Derivative financial instruments	110	–	110	(89)	21

Financial liabilities
Trade and other payables	(13,161)	1	(13,160)	–	(13,160)
Derivative financial instruments	(192)	–	(192)	89	(103)

31 December 2023	Gross financial assets/ (liabilities) £m	Gross Financial (liabilities)/ assets offset £m	Net financial assets/ (liabilities) £m	Related amounts not offset £m	Net balance £m
Financial assets
Trade and other receivables	6,394	(1)	6,393	–	6,393
Derivative financial instruments	130	–	130	(108)	22

Financial liabilities
Trade and other payables	(13,384)	1	(13,383)	–	(13,383)
Derivative financial instruments	(114)	–	(114)	108	(6)

Disclosure of debt instruments	The following table sets out the exposure of the Group to interest rates on debt, including commercial paper. The maturity analysis of fixed rate debt is stated by contractual maturity and of floating rate debt by interest rate repricing dates. For the purpose of this table, debt is defined as all classes of borrowings other than lease liabilities.

	2024	2023
	Total debt £m	Total £m
Floating and fixed rate debt less than one year	(2,181)	(2,657)
Between one and two years	(1,410)	(1,434)
Between two and three years	(721)	(1,475)
Between three and four years	(2,355)	(740)
Between four and five years	(1,207)	(2,350)
Between five and ten years	(2,738)	(3,031)
Greater than ten years	(5,272)	(5,124)
Total	(15,884)	(16,811)
Original issuance profile:
Fixed rate interest	(15,126)	(15,847)
Floating rate interest	(756)	(964)
Non interest bearing	(2)	–
	(15,884)	(16,811)

Foreign Exchange Sensitivity Impact Of Non Functional Currency

	2024	2023
Income statement impact of non-functional currency foreign exchange exposures	Increase/(decrease) in income £m	Increase/(decrease) in income £m
10 cent appreciation of the US Dollar	106	61
15 cent appreciation of the US Dollar	167	97
10 cent appreciation of the Euro	(42)	(4)
15 cent appreciation of the Euro	(66)	(7)
10 yen appreciation of the Yen	–	–
15 yen appreciation of the Yen	–	–

	2024	2023
Income statement impact of non-functional currency foreign exchange exposures	Increase/(decrease) in income £m	Increase/(decrease) in income £m
10 cent depreciation of the US Dollar	(91)	(52)
15 cent depreciation of the US Dollar	(131)	(76)
10 cent depreciation of the Euro	36	4
15 cent depreciation of the Euro	51	5
10 yen depreciation of the Yen	–	–
15 yen depreciation of the Yen	–	–

Foreign exchange sensitivity impact on equity

	2024	2023
Equity impact of non-functional currency foreign exchange exposures	Increase/(decrease) in equity £m	Increase/(decrease) in equity £m
10 cent appreciation of the US Dollar	(368)	(209)
15 cent appreciation of the US Dollar	(577)	(327)
10 cent appreciation of the Euro	(1,188)	(1,372)
15 cent appreciation in Euro	(1,834)	(2,160)

	2024	2023
Equity impact of non-functional currency foreign exchange exposures	Increase/(decrease) in equity £m	Increase/(decrease) in equity £m
10 cent depreciation of the US Dollar	313	178
15 cent depreciation of the US Dollar	453	258
10 cent depreciation of the Euro	958	1,152
15 cent depreciation of the Euro	1,384	1,662

Sensitivity Analysis for Each Type of Market Risk	The tables below present the Group’s sensitivity to a weakening and strengthening of Sterling against the relevant currency based on the composition of net debt as shown in Note 30, 'Net debt', adjusted for the effects of foreign exchange derivatives that are not part of net debt but affect future foreign currency cash flows.

	2024	2023
Impact of foreign exchange movements on adjusted net debt	(Increase)/decrease in adjusted net debt £m	(Increase)/decrease in adjusted net debt £m
10 cent appreciation of the US Dollar	(555)	(622)
15 cent appreciation of the US Dollar	(870)	(974)
10 cent appreciation of the Euro	178	386
15 cent appreciation of the Euro	279	609
10 yen appreciation of the Yen	(5)	(5)
15 yen appreciation of the Yen	(8)	(7)

	2024	2023
Impact of foreign exchange movements on adjusted net debt	(Increase)/decrease in adjusted net debt £m	(Increase)/decrease in adjusted net debt £m
10 cent depreciation of the US Dollar	473	531
15 cent depreciation of the US Dollar	684	769
10 cent depreciation of the Euro	(150)	(325)
15 cent depreciation of the Euro	(217)	(468)
10 yen depreciation of the Yen	5	4
15 yen depreciation of the Yen	7	6

	2024	2023
Income statement impact of interest rate movements	Increase/(decrease) in income £m	Increase/(decrease) in income £m
1% (100 basis points) increase in Sterling interest rates	72	41
1.5% (150 basis points) increase in Sterling interest rates	108	62
1% (100 basis points) increase in US Dollar interest rates	(43)	(34)
1.5% (150 basis points) increase in US Dollar interest rates	(64)	(51)
1% (100 basis points) increase in Euro interest rates	(20)	(9)
1.5% (150 basis points) increase in Euro interest rates	(30)	(13)

Summary of Anticipated Contractual Cash Flows Including Interest Payable for the Non-Derivative Financial Liabilities on Undiscounted Basis

At 31 December 2024	Debt £m	Interest on debt £m	Lease liabilities £m	Finance charge on lease liabilities £m	Trade payables and other liabilities not in net debt £m		Total £m
Due in less than one year	(2,181)	(540)	(168)	(41)	(14,440)	–	(17,370)
Between one and two years	(1,411)	(500)	(222)	(34)	(1,247)	–	(3,414)
Between two and three years	(723)	(484)	(146)	(29)	(1,593)	–	(2,975)
Between three and four years	(2,362)	(434)	(109)	(23)	(1,461)	–	(4,389)
Between four and five years	(1,213)	(383)	(73)	(20)	(913)	–	(2,602)
Between five and ten years	(2,759)	(1,646)	(299)	(53)	(2,318)	–	(7,075)
Greater than ten years	(5,320)	(1,251)	(85)	(14)	(1,313)	–	(7,983)
Gross contractual cash flows	(15,969)	(5,238)	(1,102)	(214)	(23,285)	–	(45,808)

At 31 December 2023	Debt £m	Interest on debt £m	Lease liabilities £m	Finance charge on lease liabilities £m	Trade payables and other liabilities not in net debt £m	Total £m
Due in less than one year	(2,660)	(547)	(156)	(41)	(14,526)	(17,930)
Between one and two years	(1,436)	(507)	(214)	(36)	(1,469)	(3,662)
Between two and three years	(1,477)	(466)	(134)	(31)	(1,150)	(3,258)
Between three and four years	(742)	(449)	(114)	(27)	(1,406)	(2,738)
Between four and five years	(2,359)	(399)	(88)	(23)	(940)	(3,809)
Between five and ten years	(3,054)	(1,611)	(325)	(75)	(2,037)	(7,102)
Greater than ten years	(5,172)	(1,467)	(176)	(21)	(1,043)	(7,879)
Gross contractual cash flows	(16,900)	(5,446)	(1,207)	(254)	(22,571)	(46,378)

Summary of Anticipated Contractual Cash Flows for Derivative Instruments, Excluding Embedded Derivatives and Equity Options, Using Undiscounted Cash Flows

	2024		2023
	Gross cash inflows	Gross cash outflows	Gross cash inflows	Gross cash outflows
	Foreign exchange forward contracts and swaps £m	Foreign exchange forward contracts and swaps £m	Foreign exchange forward contracts and swaps £m	Foreign exchange forward contracts and swaps £m
Less than one year	28,567	(28,634)	31,961	(31,944)
Between one and two years	36	(35)	–	–
Gross contractual cash flows	28,603	(28,669)	31,961	(31,944)